Environmental Rehabilitation and Other Provisions (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($) oz
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions	$ 827,000,000	$ 942,000,000	$ 877,000,000
Provision for decommissioning
Disclosure of other provisions [line items]
Beginning balance	286,000,000	279,000,000	272,000,000
Charge to income statement	1,000,000	2,000,000	0
Change in estimates	(47,000,000)	4,000,000	(12,000,000)
Unwinding of obligation	12,000,000	12,000,000	12,000,000
Transfer to non-current assets and liabilities held for sale	0	(20,000,000)	0
Utilised during the year	(1,000,000)	(2,000,000)	(2,000,000)
Translation	(14,000,000)	11,000,000	9,000,000
Ending balance	237,000,000	286,000,000	279,000,000
Provision for restoration
Disclosure of other provisions [line items]
Beginning balance	409,000,000	426,000,000	411,000,000
Charge to income statement	2,000,000	8,000,000	10,000,000
Change in estimates	(28,000,000)	(17,000,000)	(2,000,000)
Unwinding of obligation	12,000,000	10,000,000	8,000,000
Transfer to non-current assets and liabilities held for sale	0	(3,000,000)	0
Transfer to current portion	0	(17,000,000)	0
Utilised during the year	(3,000,000)	(4,000,000)	(3,000,000)
Translation	(7,000,000)	6,000,000	2,000,000
Ending balance	385,000,000	409,000,000	426,000,000
Other provisions
Disclosure of other provisions [line items]
Beginning balance	247,000,000	172,000,000	164,000,000
Charge to income statement	24,000,000	17,000,000	11,000,000
Change in estimates	18,000,000	15,000,000	5,000,000
Additions	0	64,000,000	0
Unwinding of obligation	7,000,000	1,000,000	1,000,000
Transfer to trade and other payables	(26,000,000)	(6,000,000)	(2,000,000)
Utilised during the year	(35,000,000)	(35,000,000)	(30,000,000)
Translation	(30,000,000)	19,000,000	23,000,000
Ending balance	$ 205,000,000	247,000,000	172,000,000
Percentage of gold production to be sold	25.00%
Maximum amount of gold to be sold (in oz) | oz	312,500
Sales price per ounce of gold to be sold	$ 400
Annual percentage increase in sales price per ounce of gold to be sold	1.00%
Gold forward price per ounce	$ 1,283	$ 1,303	$ 1,152
Remaining gold to be delivered (in oz) | oz	144,517	170,435	197,528
Provision for Silicosis Settlement
Disclosure of other provisions [line items]
Legal proceedings provision	$ 47,000,000	$ 63,000,000